NF_Fidelity Total International Index Fund_Investor and Premium PRO-02 | Fidelity® Total International Index Fund

Annual Operating Expenses {- Fidelity® Total International Index Fund} - NF_Fidelity Total International Index Fund_Investor and Premium PRO-02 - Fidelity® Total International Index Fund		Fidelity Total International Index Fund-Investor Class	Fidelity Total International Index Fund-Premium Class
Management fee	[1]	0.06%	0.06%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[2]	0.12%	0.05%
Total annual operating expenses		0.18%	0.11%
[1]	Adjusted to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.

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Expense Example {- Fidelity® Total International Index Fund} - NF_Fidelity Total International Index Fund_Investor and Premium PRO-02 - Fidelity® Total International Index Fund - USD ($)	Fidelity Total International Index Fund-Investor Class	Fidelity Total International Index Fund-Premium Class
1 year	$ 18	$ 11
3 years	$ 58	$ 35